Expenses for shipping activities - Vessel operating expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Operating expenses	$ (99,487)	$ (71,456)
Insurance	(7,888)	(7,414)
Total vessel operating expenses	$ (107,375)	$ (78,870)	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.